Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Schedule of operating lease costs [Table Text Block]
Year ended December 31,
2019

Operating lease cost	$5,260
Variable lease cost	3,920
Short-term lease cost	177

Total lease costs	$9,357

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
December 31,
2019

Weighted average remaining lease term (years)	8.50
Weighted average discount rate	5.14%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2020	8,426
2021	7,872
2022	7,178
2023	6,822
2024	6,264
2025 and thereafter	28,784

Total undiscounted cash flows	65,346
Less imputed interest	(13,640)

Present value of lease liabilities	$51,706